Related Party Transactions (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Wanquan Yi [Member]
Related Party Balances and Transactions [Line Items]
Total consideration (in Yuan Renminbi) | ¥	¥ 1,000,000
Proceed on disposal of subsidiary		$ 250,812
Mr Zhuoqin Huang [Member] | Chief Executive Officer [Member]
Related Party Balances and Transactions [Line Items]
Short-term bank loans		1,835,792
Shenzhen Jambox [Member]
Related Party Balances and Transactions [Line Items]
Total receivable		394,471
Lei Wang [Member]
Related Party Balances and Transactions [Line Items]
Proceed on disposal of subsidiary		250,812
Lei Wang [Member] | Pupu Sibo [Member]
Related Party Balances and Transactions [Line Items]
Proceed on disposal of equity interests		$ 12,053